Financial Instruments - Summary of Foreign Exchange Risk Factor (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	$ 2,695.4	$ 2,859.1
Liabilities	4,319.9	$ 4,509.7
BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	443.4
Liabilities	(429.7)
Net impact	$ 13.7
Exchange rate considered	4.8413
BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (17.5)
BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	(412.2)
BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	132.7
BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	310.7
-50% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	216.8
Liabilities	(210.0)
Net impact	$ 6.8
Exchange rate considered	2.475
-50% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (8.5)
-50% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	(201.5)
-50% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	64.9
-50% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	151.9
-25% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	103.3
Liabilities	(100.2)
Net impact	$ 3.1
Exchange rate considered	3.7125
-25% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (4.1)
-25% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	(96.1)
-25% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	30.9
-25% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	72.4
Probable scenario [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(10.0)
Liabilities	9.7
Net impact	$ (0.3)
Exchange rate considered	4.95
Probable scenario [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ 0.4
Probable scenario [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	9.3
Probable scenario [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(3.0)
Probable scenario [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(7.0)
+25% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(123.3)
Liabilities	119.5
Net impact	$ (3.8)
Exchange rate considered	6.1875
+25% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ 4.9
+25% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	114.6
+25% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(36.9)
+25% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(86.4)
+50% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(236.6)
Liabilities	229.3
Net impact	$ (7.3)
Exchange rate considered	7.425
+50% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ 9.3
+50% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	220.0
+50% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(70.8)
+50% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	$ (165.8)